UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           ------------------------------------------
Address:   650 Fifth Avenue 6th Floor
           New York, NY 10019
           ------------------------------------------

Form 13F File Number: 28-05333
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gulbir Madan
        -------------------------
Title:  General Partner
        -------------------------
Phone:  (212) 259-2669
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gulbir Madan                       New York                       10/20/2003
----------------                       --------                       ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           16
                                         -----------
Form 13F Information Table Value Total:   $9,190,517
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Advanced Micro Devices Inc     common           007903107  1116555  100500          Sole             100500      0    0
Ati Technologies, Inc          common           001941103   445800   30000          Sole              30000      0    0
Broadcom Corp                  common class A   111320107   879780   33000          Sole              33000      0    0
Centillium Communications Inc. common           152319109   212100   30000          Sole              30000      0    0
Cypress Semiconductor Corp     common           232806109   617032   34900          Sole              34900      0    0
EMC Corporation Mass           common           268648102   505200   40000          Sole              40000      0    0
Fairchild Simiconductor Intl   common           303726103   497400   30000          Sole              30000      0    0
Intl Rectifier Corp            common           460254105   561600   15000          Sole              15000      0    0
Lam Research Corp              common           512807108   555750   25000          Sole              25000      0    0
National Semiconductor Corp    common           637640103  1130150   35000          Sole              35000      0    0
RF Micro Devices Inc           common           749941100   970200  105000          Sole             105000      0    0
Veritas Software Corporation   common           923436109   945600   30000          Sole              30000      0    0
Yahoo! Inc.                    common           984332106   530850   15000          Sole              15000      0    0
Advanced Micro Devices Inc     common           0079039AS   112500    1000          Sole               1000      0    0
January 12.5 Call
RF Micro Devices Inc January   common           7499419AB   110000    1000          Sole               1000      0    0
10 Call